Financial Instruments (Details) - Schedule of reconciliation of fair value of derivative assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of fair value of derivative assets and liabilities [Abstract]
Fair value, Beginning Balance	$ 12,237	$ 24,905
Unrealized losses on derivatives
Prepayment options	(31,196)	(2,308)
Interest rate swaps	12,512	(10,807)
Impact of foreign exchange	222	447
Fair value, Ending Balance	$ (4,329)	12,237
Derivatives recognized at inception
Prepayment option – 2026 Senior Secured Notes		$ 1,896